Award Timing Disclosure	12 Months Ended
Dec. 28, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	In an effort to minimize the potential for granting equity awards while we are in possession of material nonpublic information, our compensation committee approves all annual stock grants to our directors, officers and employees in March of each year during an open window at least two business days after filing our Annual Report on From 10-K. Stock grants to our directors are made on the date of our annual meeting of stockholders, which is typically in May, after obtaining shareholder approval, which is also in an open window. We only grant time- and performance-based RSUs as part of our long-term incentive compensation program, and have not granted options to our directors, officers or employees since 2013. Our compensation committee annually evaluates our equity compensation program against market practice using surveys conducted by its independent compensation consultant, and generally targets the total estimated value of the long-term equity awards to be delivered to executive officers between the 50th and 60th percentiles of market compensation for target long-term equity awards for executives in comparable positions based on our survey data. Our committee may also adjust the estimated value to be delivered to reflect the committee’s assessment of individual performance, value to the organization, and similar factors. Specific target equity incentive opportunities may be higher or lower than the 50th percentile. Our compensation committee believes that a portfolio of explicitly performance-focused equity incentive vehicles and retention-focused, shareholder-aligned equity incentive vehicles allows executives to be compensated for both shorter-term performance and incorporates a longer-term retention element.
Award Timing Method	In an effort to minimize the potential for granting equity awards while we are in possession of material nonpublic information, our compensation committee approves all annual stock grants to our directors, officers and employees in March of each year during an open window at least two business days after filing our Annual Report on From 10-K. Stock grants to our directors are made on the date of our annual meeting of stockholders, which is typically in May, after obtaining shareholder approval, which is also in an open window.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In an effort to minimize the potential for granting equity awards while we are in possession of material nonpublic information, our compensation committee approves all annual stock grants to our directors, officers and employees in March of each year during an open window at least two business days after filing our Annual Report on From 10-K.
MNPI Disclosure Timed for Compensation Value	false